Summary of Fair Value of Financial Instruments (Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities measured at fair value:
Marketable securities, Carrying value	$ 1,819	$ 14,591		$ 21,816
Marketable securities, Estimated fair value	1,819	14,591		21,816
Derivative assets, net, Carrying value	1,852	1,691		2,396
Derivative assets, net, Estimated fair value	1,852	1,691		2,396
Derivative liabilities, net	220	42		50
Financial assets not measured at fair value:
Cash and cash equivalents	165,476	262,636	$ 235,936	319,210	$ 354,805	$ 347,091
Cash and cash equivalents, Estimated fair value	165,476	262,636		319,210
Restricted cash, Carrying Value	95,318	135,571	162,746	120,602
Restricted cash, Estimated fair value	95,318	135,571		120,602
Accounts receivable, Carrying value	19,299	39,638
Accounts receivable, Estimated fair value	19,299	39,638		37,060
Notes receivable, net, Carrying value	7,981	7,709		0
Notes receivable, net, Estimated fair value				0
Due from related party, net, Carrying value	4,969	3,019		0
Due from related party, net, Estimated fair value	4,969	3,019		0
Due from third-party hotel managers, Carrying value	12,894	17,368		21,760
Due from third party hotel managers, Estimated fair value	12,894	17,368		21,760
Financial liabilities not measured at fair value:
Indebtedness, Carrying Value	4,116,397	4,124,658		3,967,530
Accounts payable and accrued expenses	89,152	124,226
Accrued interest payable	90,997	10,115
Dividends payable, Carrying value	868	20,849	$ 20,435	26,794	$ 25,045
Dividends payable, Estimated fair value	868	20,849		26,794
Due to Ashford Inc., net, Carrying value	2,421	6,570		23,034
Due to Ashford Inc., net, Estimated fair value	2,421	6,570		23,034
Due to third-party hotel managers, Carrying value	605	2,509		2,529
Due to third-party hotel managers, Estimated fair value	605	2,509		2,529
Minimum
Financial assets not measured at fair value:
Notes receivable, net, Estimated fair value	7,582	7,323
Financial liabilities not measured at fair value:
Indebtedness, Estimated fair value	3,638,266	3,881,453		3,773,343
Maximum
Financial assets not measured at fair value:
Notes receivable, net, Estimated fair value	8,380	8,095
Financial liabilities not measured at fair value:
Indebtedness, Estimated fair value	$ 4,021,238	$ 4,290,027		$ 4,170,538